Annual Total Returns[BarChart] - Pacific Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.63%)	14.53%	12.08%	(1.66%)	4.99%	(0.45%)	46.88%	(21.38%)	20.81%	30.23%